Derivatives and Hedging Activities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Derivatives and Hedging Activities (Textual)
Principal amount of hedging contracts	$ 2,319	$ 8,453
Fair value of derivatives and hedging instruments	$ 86	$ 30